Reorganization, Basis of Preparation and Going Concern (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 MYR (RM)
Reorganization, Basis of Presentation and Going Concern [Line Items]
Acquired equity interests			100.00%
Cash	RM 1,478,091		RM 390,500	RM 1,178,275	$ 364,421
Redeemable convertible preference shares	6,583,486		9,590,370	6,483,536	1,623,147	RM 2,500,000
Operating cash flow	(6,284,550)	$ (1,549,445)	941,271	RM (3,409,287)
Amounts due to related parties	6,056,741				1,493,279
Bank loans	841,815				207,548
Contractual capital commitments	RM 11,995,191		13,313,961		$ 2,957,394
Redeemable preference shares [Member]
Reorganization, Basis of Presentation and Going Concern [Line Items]
Redeemable convertible preference shares			9,590,370
Redemption amount			RM 10,055,481